Annual Fund Operating Expenses - RJ ClariVest Capital Appreciation ETF - RJ ClariVest Capital Appreciation ETF	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[2]
Net Expenses (as a percentage of Assets)	0.61%	[3]

[1]	Management Fees reflect an investment advisory fee of 0.50% and administration fees of 0.10%.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	The fund is the successor to the Carillon ClariVest Capital Appreciation Fund (“Predecessor Fund”), pursuant to a reorganization expected to occur on July 31, 2026 (“Closing Date”), in which the shares of the fund adopted the financial statements and performance history of the Class I shares of the Predecessor Fund. The Total Annual Fund Operating Expenses of the fund’s shares do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for the Class I shares of the Predecessor Fund, but instead reflect the fund’s estimated expenses.